Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.7%)
New Jersey (90.4%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	165
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	176
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	203
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	215
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	237
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	223
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	175
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	180
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	179
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	184
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	153
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,114
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	259
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	790
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,585
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,048
[2]	Atlantic City NJ GO	5.000%	3/1/42	410	420
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	126
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	128
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	129
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	184
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	266
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	216
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	302
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	382
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	276
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	704
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	345
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	295
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	511
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,115
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,670	1,529
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	4,693
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,166
	Atlantic County NJ GO	2.000%	6/1/35	1,160	908
	Atlantic County NJ GO	2.000%	6/1/38	785	557
	Atlantic County NJ GO	2.000%	6/1/39	1,310	908
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,355
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,331
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,322
	Burlington NJ GO	3.000%	5/1/33	1,745	1,639
	Burlington NJ GO	3.000%	5/1/34	1,790	1,667
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/52	1,325	1,375
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	3,075	3,173
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,739
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,520	3,207
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	12,632
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/24	1,500	1,510
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/24	3,500	3,523
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/24	3,805	3,830
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/24	6,055	6,095
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/24	2,500	2,517
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/24	2,000	2,013
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/24	1,650	1,661
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,353
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	610	603
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	529
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	80
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	705
	Camden County NJ GO	3.000%	3/1/33	550	517
	Cape May NJ GO	2.375%	10/1/32	3,815	3,401
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,036
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,544
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	2,999
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,523
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,471
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	120
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,026
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	11,930	11,962
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,389
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,219
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	748
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,098
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	5,105	4,704
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	363
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	530
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	420
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	607
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	620
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	878
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	673
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	356
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	346
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,302
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	462
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	823
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	164
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	503
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/40	1,575	1,386
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	701
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	3,925	3,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/60	3,850	2,952
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	767
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	738
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	187
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	192
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	271
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	266
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	297
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	601
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	615
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	641
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	662
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	979
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,500	4,961
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	2,808
	Essex County NJ GO	2.000%	9/1/33	1,905	1,599
	Essex County NJ GO	3.000%	8/15/34	1,495	1,441
	Essex County NJ GO	3.000%	8/15/35	1,600	1,512
	Essex County NJ GO	3.000%	8/15/36	1,880	1,735
	Essex County NJ GO	2.000%	9/1/36	1,250	956
	Essex County NJ GO	2.000%	9/1/37	2,035	1,503
	Essex County NJ GO	4.000%	9/1/42	1,340	1,310
	Essex County NJ GO	2.000%	9/1/47	3,900	2,346
	Essex County NJ GO	4.000%	9/1/47	1,440	1,345
	Essex County NJ GO	4.000%	9/1/48	860	790
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,096
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,079
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,232
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,743
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,390
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,437
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	1,998
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,818
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,330
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	301
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,229
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,076
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,744
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,325
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	638
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	240	234
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	930	941
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	2,500	2,300
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,252
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	724
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	630
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	562
[2]	Harrison NJ GO	4.000%	3/1/38	330	325
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,117
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,111
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,482
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,700
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,324
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,847
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,800
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,761
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,703
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,668
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,640
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,441
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	4,500	4,307
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	17,345	16,268
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,370	1,403
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,321
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson County NJ GO	2.000%	11/15/35	1,000	777
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,458
	Hudson County NJ GO	2.125%	11/15/37	1,000	742
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,110
	Hudson County NJ GO	2.375%	11/15/39	1,000	729
	Hudson County NJ GO	2.375%	11/15/40	1,000	716
	Jersey City NJ GO	5.000%	11/1/31	510	548
	Jersey City NJ GO	5.000%	11/1/33	415	445
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,028
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,179
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,055
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,411
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,613
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,643
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,697
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,225
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,687
[2]	Lindenwold Boro School District GO	4.000%	2/1/46	1,807	1,718
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,531
[3]	Mercer County NJ GO TOB VRDO	4.100%	9/1/23	45,700	45,700
	Metuchen School District GO	4.000%	7/15/40	3,065	3,014
	Metuchen School District GO	4.000%	7/15/41	3,190	3,106
	Metuchen School District GO	4.000%	7/15/42	2,365	2,279
	Metuchen School District GO	4.000%	7/15/50	1,600	1,495
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/51	3,000	2,824
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	33,500	35,997
	Middlesex Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,076
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,832
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	51
	Monmouth County NJ GO	5.000%	7/15/34	580	645
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,212
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	965
	Monroe Township NJ GO	5.000%	1/15/29	425	466
	Monroe Township NJ GO	5.000%	1/15/33	460	511
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,048
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	619
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	882
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,073
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,527
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,560
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,193
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,445
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,035
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	265	266
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,538
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,515
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,655	8,006
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,836
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	2,816
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,439
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	702
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,527
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,350
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/39	2,125	2,233
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	4,000	4,039
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	9,495	9,116
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	7,160	6,808
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,031
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,670
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,508
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	4,660	4,367
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	10,710	10,044
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,171
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	4,145	4,200
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	470	475
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	459
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	3,685	3,804
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,591
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,000	9,329
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,450	9,795
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,389
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,226
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,687
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,884
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,490
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,120	1,064
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	625	602
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/15/37	130	119
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	344
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,465	2,451
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,014
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	644
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	676
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,128
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	1,877
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,122
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	135	135
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,503
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	530	532
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,250	2,279
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	3,000	3,064
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	2,250	2,441
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/35	215	239
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	2,000	2,149
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,083
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,140
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,591
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,113
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	262
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,527
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,695	3,868

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	374
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	4,500	4,820
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	4,400	4,404
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	3,605	3,577
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	4,150	4,086
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/40	4,630	4,842
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,000	2,875
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,147
New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	3,770	3,940
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	636
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,130
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,605	5,720
New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	8,455	9,060
New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,215
New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,929
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,427
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,105
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	3,753
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	88
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,138
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,500	2,500
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,956
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,492
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,320
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,613
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	5,680
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,190
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,447
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	6,000	6,352
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	6,000	6,455
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	130
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	2,997
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,221
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	466
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	362
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	971
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,094
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	308
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	243
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	509
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	588
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,114
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	502
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,188
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,694
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,431
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,235
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	287
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,075
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,948
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,225
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,399
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	443
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	10,135
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	392
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,656
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,421
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,244
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	438
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	99
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,545
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,959
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	988
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,646
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,419
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	867
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,524
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	590
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,530
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,167
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	915
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,805
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	753
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,315
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,403
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,273
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,767
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,130
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,357
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	963
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	810
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,413
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	568
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,069
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	5,180	5,211
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,368
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	943
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,343
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,244
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,021
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	802
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	376
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	707
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,091
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	12,686
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	367
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	5,090
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	790
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,343
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,066
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,395	4,246
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	7,889
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,576
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,028
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	202
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	181
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	293
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	306
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	304
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	276
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	303
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	331
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	208
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	372
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	715
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	289
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	644
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	226
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey GO	5.000%	6/1/24	5,000	5,061
	New Jersey GO	5.000%	6/1/25	5,000	5,143
	New Jersey GO	5.000%	6/1/26	5,000	5,231
	New Jersey GO	5.000%	6/1/27	5,000	5,322
	New Jersey GO	5.000%	6/1/29	2,000	2,198
	New Jersey GO	4.000%	6/1/31	10,000	10,470
	New Jersey GO	2.000%	6/1/32	3,400	2,831
	New Jersey GO	3.000%	6/1/32	11,150	10,359
	New Jersey GO	2.000%	6/1/33	1,500	1,225
	New Jersey GO	2.000%	6/1/34	2,500	2,001
	New Jersey GO	2.250%	6/1/34	2,785	2,319
	New Jersey GO	2.000%	6/1/35	1,500	1,165
	New Jersey GO	2.000%	6/1/36	1,500	1,123
	New Jersey GO	2.000%	6/1/37	1,500	1,087
[3]	New Jersey GO TOB VRDO	3.720%	9/7/23	3,750	3,750
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,723
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,840
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,269
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,301
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/38	2,035	2,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	75	75
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,140
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,587
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	459
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,358
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,986
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,118
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,644
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,884
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	504
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,219
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	316
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,595
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,545
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,632
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,512
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,141
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,292
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,318
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,510

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,542
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,013
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,485
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,566
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	8,285	8,345
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,270	2,120
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,813
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,182
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,214
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,281
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,561
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	983
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,013
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	762
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,208
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,293
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,592
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,548
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,473
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,669
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,440
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,533
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,533
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,356
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,040
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,697
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,645	1,662
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	907
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,151
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,356
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,595
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	816
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	3,737
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,000	6,816
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	8,272
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,163
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,534
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	3,950
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,023
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,033
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	10,000	9,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	968
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,000	966
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,775	10,952
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,015
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,015
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	9,111
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	13,000	13,070
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,350	8,929
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,550
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	4,611
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,640	3,668
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,000	13,458
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	15,965	13,022
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	7,005
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,048
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,175	7,313
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	8,901
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	21,730	20,167
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,280	2,542
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,101
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,088

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	6,368
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	68
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	709
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	810
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,636
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,433
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,102
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,220
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	838
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,046
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	3,007
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,871
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/26	5,750	5,704
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	5,991
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	6,825	6,536
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	881
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	2,936
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,376
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,372
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,481
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,507
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	707
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	5,925	5,849
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	962
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	800	589

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	664
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	871
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,672
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,525	3,517
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	670
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	602
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	693
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	1,925
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	623
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	14,265	14,331
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	636
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	16,830	16,361
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	634
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,215	2,923
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,995	2,841
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	12,865	13,169
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	423
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	610
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	614
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,055
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,081
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,519
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,396
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,853
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,064
New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,398
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,009
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	359
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,701
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,082
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	4,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	146
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	677
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,322
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,363
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,015	3,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,330
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,239
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	6,852
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	885
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,867
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	622
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,048
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,323
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,003
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,162
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	10,977
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,355
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	5,834
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,910	3,114
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	6,980
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	601
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,084
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,002
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	2,175	1,372
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,789
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,540	920
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,690	2,793
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,305	1,435
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	3,787
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,082
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,089
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,385
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,700	1,414
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	990
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,162
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	627
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,505
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	3,611
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	1,000	1,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,753
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	1,000	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,898
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,885
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	2,435	2,612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/48	5,565	5,821

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/50	2,000	2,179
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,072
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	475
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	365
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,055
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,089
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	411
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,535	1,699
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,655
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,644
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,500	1,630
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,816
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,291
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,376
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	1,315	1,260
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	5,000	4,792
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,500	7,829
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	14,170	13,279
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	3,000	3,085
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,087
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	10,195	9,374
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,070
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,069
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,067
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,006
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,016
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,604
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,970
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	865
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	2,715	2,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,670	5,371
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	6,000	6,253
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	13,145	10,993
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,401
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,365	2,175
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,990	6,427
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,400	5,533
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,975	2,045
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,111
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	10,870	10,897
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,250	1,553
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	4,035	2,672
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,262
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	4,973
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	1,918
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	95
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	733
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/32	1,825	1,274
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	88
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,788
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	161
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	148
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,322
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,341
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,115
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,037
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	657
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,135
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	1,945	2,055
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/40	2,650	2,621
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	2,000	2,087
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	9,750	9,601
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	4,924
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,185	2,108
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,074
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	980
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	7,555	7,725
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,181
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,000	17,119
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	4.110%	9/7/23	11,900	11,900
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	4.120%	9/7/23	3,040	3,040
[2]	Newark Board of Education GO	5.000%	7/15/31	500	556
[2]	Newark Board of Education GO	5.000%	7/15/32	875	972
[2]	Newark Board of Education GO	5.000%	7/15/33	520	577
[2]	Newark Board of Education GO	4.000%	7/15/35	500	505
[2]	Newark Board of Education GO	4.000%	7/15/36	475	476
[2]	Newark Board of Education GO	4.000%	7/15/37	450	444
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,098
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,238
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,378
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	2,982
[2]	Newark Board of Education GO	3.000%	7/15/42	800	610
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,698
	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,592
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,275
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,515
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue	5.250%	2/1/43	1,075	1,126
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue	5.500%	2/1/51	1,600	1,683
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	883
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	390
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,527
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,669
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,109
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,213
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,204
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,097
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,150
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,056
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,605
	Passaic County Improvement Authority Charter School Aid Revenue	4.250%	7/1/33	620	615
	Passaic County Improvement Authority Charter School Aid Revenue	5.250%	7/1/43	670	661
	Passaic County Improvement Authority Charter School Aid Revenue	5.375%	7/1/53	1,000	972
	Passaic County Improvement Authority Charter School Aid Revenue	5.500%	7/1/58	1,000	974
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	739
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	115
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	130
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	130
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	593
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,075
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,285
	Passaic County NJ GO	3.000%	5/1/32	540	514
	Passaic County NJ GO	3.000%	11/1/35	3,000	2,756
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,165
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,306
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,645
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	805
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	408
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	760
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	669
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	847
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,085
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,069
[2]	Salem County NJ GO	3.000%	6/15/33	270	252
	Salem County NJ GO	2.000%	6/15/36	1,680	1,248
	Salem County NJ GO	2.000%	6/15/37	1,835	1,314
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,954
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,930
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,419
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	215
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,224
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	543
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	454
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	544
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	544
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	755
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	543
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	543
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	2,870	2,863
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,038
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	1,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,750	1,810
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,430
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,805
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	1,955
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	8,548
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,681
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,589
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	10,364
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,093
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,464
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,894
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	844
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	738
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,043
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,027
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,205
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	895
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,687
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,457
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,469
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,605
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,643
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	4,013
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,045
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,935
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,750	3,994
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,094
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,106
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,112
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,194
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,080	10,258
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	12,290	12,076
	Toms River Township NJ GO	4.000%	6/1/38	1,190	1,175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Union City NJ GO	5.000%	11/1/23	1,060	1,062
Union County NJ GO	4.000%	3/1/32	3,000	3,167
Union Township NJ/Union County GO	1.000%	8/1/32	1,094	849
West Deptford Township NJ GO	3.000%	2/15/32	640	608
West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,716
				2,108,085
Delaware (0.4%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	195
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	916
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	194
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	399
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	888
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	192
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	340
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	871
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	388
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	188
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	847
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	185
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	972
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	162
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	676
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	183
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	432
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	197
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	708
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	181
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	936
				10,050
Guam (0.2%)
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	187
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,170	1,004
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,148
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,371
				3,710
New York (4.9%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	790	826
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	4,915
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,020
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,165
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,308
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,020
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	3,993
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	994
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	4,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	2,695	2,871
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,127
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	928
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	4,000	4,368
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,730	1,878
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,395
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	11,715	12,504
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	5,000	5,337
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	3,877
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	11,395	10,811
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,122
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,304
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,166
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	8,000	8,498
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,000	3,187
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,624
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,405	10,816
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,290
					114,877
Pennsylvania (2.5%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,393
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	148
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,675
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,062
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	147
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	190
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,378
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	167
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	5,490	5,752
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	160
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	178
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	12,408
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,651
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,887
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,079
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,073
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,150
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,703
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,506
					57,935
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	149	144
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,283	3,343
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,862	1,940
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,690
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,443	3,717
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	399
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,219	2,073
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	288	264
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	256
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	70
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,106
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	505
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,000	1,010
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	272	175
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	188	182
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,759	1,503
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	580	453
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	714
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	208	134
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,539	7,140
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,354	653
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,435	1,342

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,634	1,528
				31,341
Total Tax-Exempt Municipal Bonds (Cost $2,445,389)				2,325,998
Total Investments (99.7%) (Cost $2,445,389)				2,325,998
Other Assets and Liabilities—Net (0.3%)				6,228
Net Assets (100%)				2,332,226
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $78,770,000, representing 3.4% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2023.
7	Securities with a value of $158,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	176	18,818	107

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(31)	(4,013)	(35)
				72
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,325,998	—	2,325,998
Derivative Financial Instruments
Assets
Futures Contracts[1]	107	—	—	107
Liabilities
Futures Contracts[1]	35	—	—	35
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.